Revenue and expenses (Schedule of detailed information about share-based expense (recoveries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 15,008	$ 2,714
Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,400	400
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	13,130	2,085
Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	478	229
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	6,750	1,557
Restricted Share Unit [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,400	400
Restricted Share Unit [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	4,872	928
Restricted Share Unit [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	478	229
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	5,149	1,157
Deferred Share Unit [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Deferred Share Unit [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	5,149	1,157
Deferred Share Unit [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Performance Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,987	0
Performance Share Unit [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Performance Share Unit [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,987	0
Performance Share Unit [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,122	0
Stock Options [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,122	0
Stock Options [Member] | Other expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 0	$ 0